Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000094762
Account Value [Line Items]
Line Graph and Table Measure Name		Transwestern Institutional Short Duration Government Bond Fund
BB MBS/BB Short Treasury 50/50 Blend
Account Value [Line Items]
Accumulated Value	$ 2,000,000		$ 2,022,072	$ 2,055,265	$ 2,084,973	$ 2,176,528	$ 2,228,824	$ 2,217,618	$ 2,095,216	$ 2,203,516	$ 2,275,381	$ 2,421,959
Bloomberg Short Treasury Index
Account Value [Line Items]
Accumulated Value	2,000,000		2,010,470	2,026,791	2,064,976	2,115,709	2,135,802	2,136,572	2,157,666	2,267,447	2,386,620	2,489,549
Bloomberg U.S. Mortgage Backed Securities Index
Account Value [Line Items]
Accumulated Value	$ 2,000,000		$ 2,033,469	$ 2,083,766	$ 2,104,388	$ 2,238,062	$ 2,324,720	$ 2,300,477	$ 2,028,776	$ 2,131,143	$ 2,156,707	$ 2,341,830